Commitments and Contingencies - Additional Information (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) Spaces	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Spaces	Dec. 31, 2019 USD ($)
Number of spaces leased | Spaces			2		2
Operating lease, Rent expense	$ 700	$ 600	$ 1,300	$ 1,200	$ 2,200	$ 2,300
Purchase commitment, Minimum amount commited	0		0		$ 0
Loss contingency	$ 0		$ 0
December 2023 [Member]
Operating lease escalating monthly payment					December 2023
April 2027 [Member]
Operating lease escalating monthly payment					April 2027
July 2028 [Member]
Operating lease escalating monthly payment					July 2028